Warrants and other derivative financial liabilities - Additional information (Details) € in Thousands	1 Months Ended		6 Months Ended
	May 31, 2024 EUR (€) shares	May 31, 2024 $ / shares shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Warrants and other derivative financial liabilities
Proceeds from issuance of warrants			€ 0	€ 91,811
Discounted proceeds receivable	€ (20,030)
Expiration term of warrants (in years)	6 years
Fair value changes			(106,574)	258,337
Foreign exchange loss			6,533	€ (1,542)
Transaction costs			556
Aceville
Warrants and other derivative financial liabilities
Exercise price of warrant | $ / shares		$ 0.05
Proceeds from issuance of warrants	€ 22,477
Over-allotment option
Warrants and other derivative financial liabilities
Number of shares issued | shares	5,714,285
Share price | $ / shares		$ 1.05
2024 Public Offering Warrants
Warrants and other derivative financial liabilities
Number of shares called by warrants | shares		38,095,238
Exercise price of warrant | $ / shares		$ 1.50
Expiration term of warrants (in years)	5 years
Initial fair value	€ 27,887		27,887
Fair value changes	8,135
Foreign exchange loss	€ 330
2024 Public Offering over-allotment option
Warrants and other derivative financial liabilities
Number of shares called by warrants | shares		5,714,285
Exercise price of warrant | $ / shares		$ 1.50
Over-allotment option exercisable period (in days)	30 days
Initial fair value	€ 4,617		4,617
Fair value changes	4,641
Foreign exchange loss	€ 24
2024 PIPE Warrants
Warrants and other derivative financial liabilities
Number of shares called by warrants | shares		46,338,225
Exercise price of warrant | $ / shares		$ 1.50
Expiration term of warrants (in years)	6 years
Initial fair value	€ 35,830		44,703
Fair value changes	10,134
Foreign exchange loss	426
2024 PIPE Warrants | Aceville
Warrants and other derivative financial liabilities
Number of shares called by warrants | shares		24,025,208
Fair value changes	5,094
Foreign exchange loss	€ 72
May 2024 Prefunded Warrants
Warrants and other derivative financial liabilities
Expiration term of warrants (in years)	10 years
Extension term of warrants (in years)	5 years
Initial fair value			11,157
May 2024 Prefunded Warrants | Aceville
Warrants and other derivative financial liabilities
Number of shares called by warrants | shares		24,025,208
Number of warrant to purchase shares | shares		1
Exercise price of warrant | $ / shares		$ 1.05
Amount prefunded per warrant | $ / shares		1.00
Amount of remaining exercise price to be paid for exercise of warrants | $ / shares		$ 1.05
Fair value changes	€ 6,205
Foreign exchange loss	91
2024 PIPE Warrants - Day one loss
Warrants and other derivative financial liabilities
Discounted proceeds receivable	(8,873)
Initial fair value			(8,873)
May 2024 Prefunded Warrants - Day one loss
Warrants and other derivative financial liabilities
Discounted proceeds receivable	€ (11,157)
Initial fair value			€ (11,157)